Intangible assets, net - Weighted average amortization periods of intangible assets (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-lived intangible assets
Total weighted average amortization periods	10 years	10 years
Land use rights
Finite-lived intangible assets
Total weighted average amortization periods	30 years	30 years
Acquired computer software
Finite-lived intangible assets
Total weighted average amortization periods	5 years	5 years
Audio-visual license
Finite-lived intangible assets
Total weighted average amortization periods	9 years	9 years